Label	Element	Value
Innovator Premium Income 9 Buffer ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.40%
Innovator Premium Income 9 Buffer ETF™ - July | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator Premium Income 9 Buffer ETF™ - July | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)